Acquisitions (Tables)	12 Months Ended
Dec. 31, 2016
Acquisitions
Merger Related Costs By Acquisition	Merger related costs incurred are presented in the table below by acquisition.

	2016	2015
	(Dollars in thousands)

Patriot Bancshares, Inc.	$405	$4,490
SP Bancorp, Inc.	51	386
Total	$456	$4,876